<SEQUENCE>1
<FILENAME>ps13f3q2007.txt

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

				Form 13F

			  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007

--------------------------------------------------------------------------------

Check here if Amendment [x]; 		Amendment Number:     1
							   --------
This Amendment (Check only one.):   [x] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing	this Report:

Name:         Portfolio Solutions
              ------------------------------------------
Address:      900 Wilshire Drive, Suite 200
              ------------------------------------------
              Troy, Michigan 48084
              ------------------------------------------


Form 13F File Number:  028-14909
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Florence  Affatato
           -------------------------------------------
Title:       Compliance Manager
           -------------------------------------------
Phone:       248-689-1550
           -------------------------------------------


Signature, Place, and Date of Signing:

Florence  Affatato      Troy, Michigan 				11/19/2012
---------------------   -------------------------------------  ----------------
[Signature]	                   [City, State]	   	[Date]
Initial 13F-HR was marked as an Amendment and Restatement in error.
Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	  manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	  and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			FORM 13F
		     SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 		0
                                                 -------------------------------

Form 13F Information Table Entry Total:			14
                                                 -------------------------------


Form 13F Information Table Value Total (X 1000):	$ 155,143

                                                 -------------------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                        PORTFOLIO SOLUTIONS, LLC
                                                            FORM 13F 09/30/2007

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   ITEM 1             ITEM 2 	  ITEM 3       ITEM 4                 ITEM 5              ITEM 6      ITEM 7        ITEM 8
                      TITLE         	       FAIR 	    SHARES OR
                      OF              	      MARKET        PRINCIPAL     SH/  PUT/ 	INVESTMENT     OTHER
NAME OF ISSUER        CLASS  	  CUSIP       VALUE           AMOUNT      PRN  CALL     DISCRETION    MANAGERS    VOTING AUTHORITY
                                            (x $1000)  	                                                        Sole    Shared  None

-----------------------------------------------------------------------------------------------------------------------------
CHAMPION ENTERPRISES   COM       158496109        112         10200        SH	   	   Sole		0	   10200     0    0
NEC CORP               ADR       629050204         53         11020        SH              Sole		0	   11020     0    0
ISHARES RUSSELL 3000   ETF       464287689       4690         53300        SH              Sole		0	   53300     0    0
ISHARE S&P 500         ETF       464287309        835         11732        SH              Sole		0	   11732     0    0
ISHARE S&P 500         ETF       464287408        438          5383        SH              Sole		0	    5383     0    0
ISHARES S&P 1500       ETF       464287150       1918         14148        SH              Sole		0	   14148     0    0
ISHARES TR             ETF       464287879       8863        117465        SH	   	   Sole		0	  117465     0    0
ISHARES TR MSCI        ETF       464287465       1474         17845        SH              Sole         0          17845     0    0
ISHARES TR S&P 500     ETF       464287200        298          1946        SH              Sole		0           1946     0    0
SPDR TR                UIT       78462F103        427          2801        SH              Sole		0           2801     0    0
VANGUARD INTL EQ       ETF       922042874      17896        228851	   SH	           Sole		0	  228851     0    0
VANGUARD INTL EQ       ETF       922042866      18558        254777        SH	           Sole		0	  254777     0    0
VANGUARD INDEX FUNDS   ETF       922908553      14243        199321        SH	           Sole		0	  199321     0    0
VANGUARD INDEX FUNDS   ETF       922908769      85338        564402        SH	           Sole		0         564402     0    0


